Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Schedule Of Deferred Income Taxes
	December 31,
(in thousands)	2013	2014

Deferred tax assets:

Net operating loss carryforwards	$48,095	$47,524
Capital loss carryforwards	4,842	4,149
Temporary differences	2,734	2,630

Deferred tax assets before valuation allowance	55,671	54,303
Valuation allowance	(55,456)	(54,128)

Deferred tax asset net of valuation allowance	215	175

Deferred tax liabilities:

Acquired intangibles	(2,723)	(2,099)
Deferred revenue	(193)	(167)

Deferred tax liability	(2,916)	(2,266)

Deferred tax liability, net	$(2,701)	$(2,091)

	December 31,
(in thousands)	2013	2014

Foreign:
Current deferred tax asset (liability), net	$48	$(120)
Non-current deferred tax liability, net	(2,749)	(1,971)

	$(2,701)	$(2,091)

	$(2,701)	$(2,091)

Schedule Of Income Tax Benefit
	Year ended
	December 31,
	2012	2013	2014

Domestic	$1,430	$(3,683)	$(5,342)
Foreign	(570)	(968)	(1,870)

	$860	$(4,651)	$(7,212)

Schedule Of Tax Expense (Benefit)
	Year ended
	December 31,
	2012	2013	2014

Current taxes:
Foreign	$(124)	$(240)	$(122)
Domestic	(57)	-	-

	$(181)	$(240)	$(122)

Deferred taxes:
Foreign	$942	$(1,065)	$318
Domestic	(136)	(3,915)	-

	$806	$(4,980)	$318

Tax benefit (expense), net	$625	$(5,220)	$196

Schedule Of Reconciliation Of The Beginning And Ending Amount Of Unrecognized Tax Benefits Related To Uncertain Tax Positions
	December 31,
	2013	2014

Beginning balance	$-	$-
Increases related to tax positions taken during the current year	-	100

Ending balance	$-	$100